Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Operating Leased Assets [Line Items]
2014	¥ 57,598
2015	46,483
2016	35,633
2017	24,243
2018	19,724
Later years	54,025
Total minimum future rentals	¥ 237,706